MINERAL PROPERTIES, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
MINERAL PROPERTIES, PLANT AND EQUIPMENT	MINERAL PROPERTIES, PLANT AND EQUIPMENT

	Note	Mineral properties (note 10(a))	Plant and equipment	Construction- in-progress (note 10(b))	Exploration and evaluation assets	Total
Cost
Balance – December 31, 2023		$2,217,943	$971,885	$746,138	$51,003	$3,986,969
Remeasurement to fair value on Greenstone Acquisition	5(c)	684,254	(15,227)	—	—	669,027
Acquired in Greenstone Acquisition(1)	5(c)	890,390	76,013	479,937	5,762	1,452,102
Additions(2)		135,442	102,829	285,419	—	523,690
Transfers		436,969	818,419	(1,255,388)	—	—
Disposals		—	(52,820)	—	—	(52,820)
Change in reclamation and closure cost asset		16,161	—	—	—	16,161
Foreign currency translation		(50,456)	(14,716)	(43,846)	406	(108,612)
Balance – December 31, 2024		4,330,703	1,886,383	212,260	57,171	6,486,517
Acquired in Calibre Acquisition	5(a)	2,020,450	274,972	630,410	—	2,925,832
Additions(2)		257,661	293,901	202,359	—	753,921
Transfers		272,823	729,148	(1,001,971)	—	—
Disposals(3)		(55,920)	(75,947)	—	—	(131,867)
Change in reclamation and closure cost asset		70,838	—	—	—	70,838
Reclassified to assets held for sale	9	(765,258)	(572,430)	(3,493)	(13,750)	(1,354,931)
Balance – December 31, 2025		$6,131,297	$2,536,027	$39,565	$43,421	$8,750,310

Accumulated depreciation and depletion
Balance – December 31, 2023		$457,780	$303,976	$—	$—	$761,756
Remeasurement to fair value on Greenstone Acquisition	5(c)	—	(14,699)	—	—	(14,699)
Depreciation and depletion		97,570	118,884	—	—	216,454
Disposals		—	(40,895)	—	—	(40,895)
Foreign currency translation		—	(812)	—	—	(812)
Balance – December 31, 2024		555,350	366,454	—	—	921,804
Depreciation and depletion		360,944	238,861	—	—	599,805
Disposals(3)		(3,624)	(48,179)	—	—	(51,803)
Reclassified to assets held for sale	9	(334,087)	(295,738)	—	—	(629,825)
Balance – December 31, 2025		$578,583	$261,398	$—	$—	$839,981

Net book value
At December 31, 2024		$3,775,353	$1,519,929	$212,260	$57,171	$5,564,713
At December 31, 2025		$5,552,714	$2,274,629	$39,565	$43,421	$7,910,329
(1)Acquired in Greenstone Acquisition amounts represent the fair values of 40% of Greenstone’s mineral properties, plant and equipment that the Company did not previously own prior to the Greenstone Acquisition.
(2)Additions for the year ended December 31, 2025 include the following non-cash additions: $48.4 million (2024 – $52.7 million) in additions to right-of-use assets included in plant and equipment; and $22.7 million and $7.0 million (2024 – $5.8 million and $1.8 million) of depreciation and depletion capitalized to mineral properties and construction-in-progress, respectively. In addition, $19.1 million (2024 – $84.1 million) of borrowing costs incurred were capitalized to construction-in-progress.
(3)Disposals during the year ended December 31, 2025 mainly relate to the Nevada Assets Sale (note 5(b)).
10.    MINERAL PROPERTIES, PLANT AND EQUIPMENT (CONTINUED)
(a)Non-depletable mineral properties
At December 31, 2025, $146.7 million and $834.6 million of mineral properties relating to Castle Mountain and Los Filos, respectively, are not subject to depletion (2024 – $146.6 million relating to Castle Mountain).
(b)Construction-in-progress
During the year ended December 31, 2025, the Company reclassified total costs of $272.8 million and $729.1 million from construction-in-progress to mineral properties and plant and equipment, respectively, of which a total of $815.2 million relate to costs reclassified upon Valentine reaching commercial production in November 2025 and a total of $186.8 million relate to costs reclassified on completion of construction and commissioning of certain mineral properties, plant and equipment at Greenstone.
During the year ended December 31, 2024, the Company reclassified total costs of $437.0 million and $818.4 million from construction-in-progress to mineral properties and plant and equipment, respectively, which included costs reclassified on completion of commissioning of certain equipment and upon Greenstone reaching commercial production in November 2024.
The capitalization of borrowing costs relating to Valentine and Greenstone ceased effective November 2025 and November 2024, respectively.
(c)Impairment indicators
(i)    Los Filos
On March 31, 2025, the Company’s land access agreement with one of the three communities where Los filos is located expired, and the Company announced on April 1, 2025 that operations at Los Filos had been indefinitely suspended. The expiration of the land access agreement and announcement of suspension of operations were determined to be an indicator of impairment. Accordingly, the Company estimated the recoverable amount of the Los Filos CGU and performed an impairment test as at March 31, 2025. The recoverable amount of the Los Filos CGU, being its FVLCOD, was calculated based on an in-situ value for mineral reserves and mineral resources. As the FVLCOD calculated was more than the carrying amount of the Los Filos CGU, the Company concluded that no impairment loss was required to be recognized.
(ii)    Santa Luz
At December 31, 2024, based on evidence identified from internal reporting, the Company revised the budgeted gold recoveries at Santa Luz for 2025 and reduced the LOM recovery rate. The reduced expectations of gold recoveries at Santa Luz was determined to be an indicator of impairment, and accordingly, the Company estimated the recoverable amount of the Santa Luz CGU and performed an impairment test as at December 31, 2024. The recoverable amount of the Santa Luz CGU, being its FVLCOD, was calculated based on a discounted cash flow model for mineral reserves and an in-situ value for unmodelled mineral resources. The Company determined that no impairment loss was required to be recognized.
10.    MINERAL PROPERTIES, PLANT AND EQUIPMENT (CONTINUED)
(d)Royalty arrangements
Certain of the Company’s mineral properties are subject to royalty arrangements based on their net smelter return (“NSR”), gross revenue and other measures. At December 31, 2025, the Company’s significant royalty arrangements were as follows:

Mineral property	Royalty arrangements
Greenstone	3% NSR
Valentine	2% NSR; 3% NSR
Mesquite	Weighted average LOM NSR of 2%
Nicaragua	2% NSR at La Libertad; 3% NSR at El Limon
Castle Mountain	2.65% NSR; 5% of gross revenue for the South Domes area
Los Filos	3% NSR for the Xochipala concession; 0.5% of gross revenue